Stockholders' equity (Details 5)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Dividend yield	0.00%	0.00%
Expected volatility	82.70%	80.50%
Risk-free interest rate	1.30%	1.20%
Expected average life of the options	3 years 8 months 12 days	3 years 3 months 18 days
Estimated forfeiture rate	13.40%	13.90%